INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS, NET [Abstract]
Schedule of Acquired Intangible Assets
Intangible assets consist of the following:

	Customer relationship intangibles	Operating lease intangibles	Operating License intangibles	Favorable lease intangibles	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Intangible assets, net at January 1, 2017	14,285	801	-	-	2,102	17,188
Addition of software	-	-	-	-	749	749
Disposal of centers	(3,117)	(194)	-	-	-	(3,311)
Amortization expenses	(4,399)	(301)	-	-	(1,529)	(6,229)
Intangible asset impairment	(598)	-	-	-	-	(598)
Intangible assets, net at December 31, 2017	6,171	306	-	-	1,322	7,799

Acquisition of subsidiaries (note 4)	-	-	437,350	16,010	653	454,013
Addition of software	-	-	-	-	1,779	1,779
Disposal of centers	(2,586)	-	-	-	-	(2,586)
Amortization expenses	(558)	(52)	(2,056)	(318)	(1,177)	(4,161)
Intangible assets, net at December 31, 2018	3,027	254	435,294	15,692	2,577	456,844
Intangible assets, net at December 31, 2018, in US$	440	37	63,311	2,282	375	66,445

At December 31, 2018
Intangible assets, cost	45,460	14,732	437,350	16,010	16,179	529,731
Less: accumulated amortization	(41,835)	(14,478)	(2,056)	(318)	(13,602)	(72,289)
Less: intangible asset impairment	(598)	-	-	-	-	(598)
Intangible assets, net at December 31, 2018	3,027	254	435,294	15,692	2,577	456,844

i)
Amortization expenses for intangibles were RMB
10,760
,
RMB
6,229

and RMB4,161
 (US$
605
) for the years ended December 31, 2016, 2017 and 2018, respectively. Impairment loss on intangible assets was RMB
9,810
,
 RMB
598

and nil for network operating segment for the years ended
December 31, 2016, 2017 and 2018, respectively. The estimated annual amortization expenses for the above intangible assets for each of the five succeeding years are as follows:

Schedule of Estimated Annual Amortization Expenses
	Amortization
	RMB	US$
2019	11,162	1,623
2020	22,000	3,200
2021	23,794	3,461
2022	23,348	3,396
2023	23,140	3,366